Average Annual Total Returns{- Fidelity® Mid Cap Value Fund} - 01.31 Fidelity Mid Cap Value Fund Retail PRO-10 - Fidelity® Mid Cap Value Fund	Fidelity Mid Cap Value Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Mid Cap Value Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Mid Cap Value Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Mid Cap Value Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Mid Cap Value Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Mid Cap Value Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Mid Cap Value Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Mid Cap Value Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Mid Cap Value Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	RS013 Past 1 year	RS013 Past 5 years	RS013 Past 10 years
Total	34.00%	9.69%	12.65%	33.58%	8.36%	11.17%	20.41%	7.38%	10.02%	28.34%	11.22%	13.44%